Label	Element	Value
CrossingBridge Low Duration High Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CrossingBridge Low Duration High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CrossingBridge Low Duration High Income Fund (the “Low Duration High Income Fund” or “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 124.47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.47%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of income producing fixed income securities. CrossingBridge Advisors, LLC (the “Adviser”), the Fund’s investment adviser, will construct a portfolio for the Fund that the Adviser believes has the potential to generate a high level of current income, while maintaining a fixed income portfolio duration of 2.0 or less.
The income producing fixed income securities in which the Fund invests include: bills, notes, bonds, debentures, convertible bonds, bank loans, loan participations, mortgage- and asset-backed securities, Rule 144A fixed income securities, zero coupon securities, syndicated loan assignments, sovereign debt and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities (i.e., fixed income securities that provide income that can increase or decrease with interest rates), commercial paper, and preferred stocks. The Fund may also invest in fixed income-like equity securities such as special purpose acquisition companies (“SPACs”) that provide interest income and/or the potential for capital appreciation while having an effective maturity. The Fund invests in individual fixed income securities without restriction as to issuer credit quality, capitalization or security maturity. The Fund may invest up to 100% of its assets in lower-quality fixed income securities — commonly known as “high yield” or “junk” bonds. Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization. High yield bonds have a higher expected rate of default than higher quality bonds. The Fund may also invest up to 35% of its total assets in foreign currency denominated securities. To the extent the Fund invests in other investment companies, including exchange-traded funds (“ETFs”), the Fund will consider the underlying holdings of such funds for purposes of meeting its policy of investing at least 80% of its net assets in a portfolio of income producing fixed income securities.

The Adviser seeks to manage interest rate, default and currency risks. The Adviser manages interest rate risk by maintaining, under normal market conditions, an average fixed income portfolio duration of 2.0 or less by primarily investing in short-term, medium-term and floating rate securities. Duration is a measure of sensitivity of a security’s price to changes in interest rates. For example, a security with a duration of 2.0 would be expected to decrease in price 2% for every 1% rise in interest rates (the inverse is true as well). The stated maturity for a fixed income security may be longer than the expected maturity that will be used for the Fund’s portfolio duration calculation. The stated maturity may differ from the expected maturity as a result of market conditions or the terms of the security (such as provisions that would give a holder or issuer a right to require redemption in certain circumstances).

The Adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the Adviser’s credit analysis of each issuer. The Adviser may also select securities that are in default, subject to bankruptcy or reorganization where the Adviser believes the risks to be consistent with capital preservation, based on the Adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value.

The Adviser manages foreign currency risk by investing primarily in securities denominated in U.S. dollars, such as Yankee bonds or, where appropriate, by hedging foreign currency exposure. When deemed appropriate, the Adviser may hedge the foreign currency exposure typically, and primarily, with forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties.

The Fund’s investments in derivative instruments, specifically options, swap agreements and forward currency contracts (collectively, “Derivatives”) are generally used to reduce exposure to, or “hedge” against, market volatilities and other risks. The Fund may also use a Derivative rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to such asset class. The Fund will count the notional value of investments in derivative instruments towards compliance with the 80% investment policy discussed above, except that investments in derivative instruments for the purpose of hedging foreign currency risk will not be counted towards the 80% investment policy.

The Fund will sell an investment during portfolio rebalancing periods when the Fund’s holdings in that investment are larger than the allocation suggested by the Adviser’s investment models or when a more attractive investment becomes available. The Adviser may engage in active trading of the Fund’s portfolio investments, resulting in a high portfolio turnover rate, to achieve the Fund’s investment objective.
There is no assurance the Fund will achieve its investment objective.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest up to 100% of its assets in lower-quality fixed income securities — commonly known as “high yield” or “junk” bonds. Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization. High yield bonds have a higher expected rate of default than higher quality bonds. The Fund may also invest up to 35% of its total assets in foreign currency denominated securities. To the extent the Fund invests in other investment companies, including exchange-traded funds (“ETFs”), the Fund will consider the underlying holdings of such funds for purposes of meeting its policy of investing at least 80% of its net assets in a portfolio of income producing fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year-to-year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-898-2780
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crossingbridgefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The returns shown in the bar chart are for Institutional Class shares of the Fund. Retail Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Performance for Retail Class shares would be lower as expenses for Retail Class shares are higher.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter for the Fund’s Institutional Class shares was 4.34% (for the quarter ended June 30, 2020) and the worst performance for a quarter for the Fund’s Institutional Class shares was -5.07% (for the quarter ended March 31, 2020).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.07%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after tax returns are shown for Institutional Class shares only and after tax returns for Retail Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”). The after tax returns are shown for Institutional Class shares only and after tax returns for Retail Class shares will vary.
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

CrossingBridge Low Duration High Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
CrossingBridge Low Duration High Income Fund | Asset-Backed And Mortgage-Backed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations. Asset-backed and mortgage-backed securities are also subject to extension risk, the risk that rising interest rates could cause prepayments to decrease, extending the life of asset-backed and mortgage-backed securities with lower payment rates.

CrossingBridge Low Duration High Income Fund | Bank Loans Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Bank Loans Risk. The Fund’s investments in secured and unsecured assignments and/or participations in bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund, therefore, may be forced to sell other assets at a loss to pay redemption proceeds. A significant portion of bank loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower and fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. The Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans. The secondary market for bank loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund may hold cash, sell investments or temporarily borrow from banks to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders. U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.

CrossingBridge Low Duration High Income Fund | Below Investment Grade Securities Risk (Commonly Referred To As “Junk” Bonds) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Below Investment Grade Securities Risks (commonly referred to as “junk” bonds). The Fund may invest up to 100% of its assets in fixed income instruments that are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by nationally recognized statistical rating organizations (“NRSROs”) and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

CrossingBridge Low Duration High Income Fund | Convertible Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Convertible Securities Risk. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

CrossingBridge Low Duration High Income Fund | Corporate Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Corporate Events Risk. Corporate events risk is the risk that a corporate transaction or opportunity will not occur, or a natural disaster or regulatory change will cause an abrupt downgrade in a corporate bond which may lower the Fund’s performance.

CrossingBridge Low Duration High Income Fund | Counterparty Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements or Derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

CrossingBridge Low Duration High Income Fund | Credit-Related Instruments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Credit-Related Instruments Risk. Interest rates may go up resulting in a decrease in the value of the securities held by the Fund. Interest rates have risen from historically low levels, and may rise further. A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time, particularly during periods of market turmoil, and may also make these securities difficult to value.

CrossingBridge Low Duration High Income Fund | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Credit Risk. Debt portfolios are subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.

CrossingBridge Low Duration High Income Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

CrossingBridge Low Duration High Income Fund | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The Fund’s use of swap contracts and options on interest rate futures involves risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. To the extent the Fund invests in Derivatives, the risks below may affect its performance:
Interest Rate Risk. Underlying investments may lose value due to interest rate changes.
Liquidity Risk. The Fund may not be able to sell or close out a Derivative instrument.
Options Risk. Options contracts may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.
Swap Agreements Risk. A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

CrossingBridge Low Duration High Income Fund | Derivatives Risk, Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Underlying investments may lose value due to interest rate changes.
CrossingBridge Low Duration High Income Fund | Derivatives Risk, Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund may not be able to sell or close out a Derivative instrument.
CrossingBridge Low Duration High Income Fund | Derivatives Risk, Options And Futures Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Options Risk. Options contracts may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

CrossingBridge Low Duration High Income Fund | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Swap Agreements Risk. A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.
CrossingBridge Low Duration High Income Fund | Distressed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Distressed Securities Risk. The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s original investment. Under such circumstances, the returns generated from the Fund’s investments in distressed securities may not adequately compensate for the risks assumed. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.

CrossingBridge Low Duration High Income Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The Fund may invest in income producing equity securities. Although investments in income producing equity securities are considered safer than equity securities in general, and equities historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

CrossingBridge Low Duration High Income Fund | Fixed Income Securities Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fixed Income Securities Market Risk. Difficult conditions in the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for fixed income securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for fixed income securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.
In the event of a severe market contraction precipitated by general market turmoil, economic conditions, changes in prevailing interest rates or otherwise, coupled with extraordinary levels of Fund shareholder redemption requests, the Fund may have to consider selling its holdings at a loss including at prices below the current value on the Fund’s books, borrowing money to satisfy redemption requests in accordance with the Fund’s borrowing policy or postponing payment of redemption requests for up to seven days or longer, as permitted by applicable law, or other extraordinary measures. In addition, if the Fund needed to sell large blocks of investments to meet shareholder redemption requests or to raise cash, those sales could further reduce prices, particularly for lower-rated and unrated securities.
In 2022 and 2023, the Federal Reserve increased interest rates in an effort to combat inflation which has resulted in periods of volatility. Additional interest rate changes may have adverse effects on investment, volatility and liquidity in the market for fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

CrossingBridge Low Duration High Income Fund | Fixed Income Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fixed Income Securities Risk. The Fund invests a significant portion of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk. Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

CrossingBridge Low Duration High Income Fund | Floating Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Floating Rate Risk. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the Fund earns on its floating rate investments.

CrossingBridge Low Duration High Income Fund | Foreign Investments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Investments Risk. Investments in fixed income securities and instruments that are linked to fixed income securities (collectively, “Credit-Related Instruments”) of foreign issuers involve certain risks not generally associated with investments in the securities of U.S. issuers, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Income earned on foreign investments may be subject to foreign withholding taxes.

CrossingBridge Low Duration High Income Fund | Forward Currency Contracts Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Forward Currency Contracts Risk. The Fund may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

CrossingBridge Low Duration High Income Fund | General Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
CrossingBridge Low Duration High Income Fund | Government Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises). Securities issued by agencies and instrumentalities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing entity.

CrossingBridge Low Duration High Income Fund | High Portfolio Turnover Risk Member
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Risk [Text Block]	rr_RiskTextBlock
High Portfolio Turnover Rate Risk. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

CrossingBridge Low Duration High Income Fund | Interest Rate Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. The prices of securities in general and fixed income securities in particular tend to be sensitive to interest rate fluctuations. Increases in interest rates can result in significant declines in the prices of fixed income securities. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The negative impact on fixed income securities generally from rate increases, regardless of the cause, could be swift and significant, which could result in losses by the Fund, even if anticipated by the Adviser.

CrossingBridge Low Duration High Income Fund | Leverage Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk. Derivatives may create economic leverage and can result in losses to the Fund that exceed the original amount invested.
CrossingBridge Low Duration High Income Fund | Liquidity Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.
CrossingBridge Low Duration High Income Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

CrossingBridge Low Duration High Income Fund | Other Investment Company And Exchange-Traded Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Other Investment Company and Exchange-Traded Fund Risk. When the Fund invests in other investment companies, including closed-end funds and ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning another investment company generally reflects the risks of owning the underlying investments the other investment company holds. The Fund also will incur brokerage costs when it purchases and sells investment company shares, ETFs may trade at a discount or premium to NAV. There can be no assurance that an active trading market for an ETF’s shares will exist. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value (“NAV”) per share. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease or that when the Fund seeks to sell shares of a closed-end fund, it can receive the NAV of those shares. There are greater risks involved in investing in securities with limited market liquidity.

CrossingBridge Low Duration High Income Fund | Preferred Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

CrossingBridge Low Duration High Income Fund | Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.
CrossingBridge Low Duration High Income Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
CrossingBridge Low Duration High Income Fund | Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.

CrossingBridge Low Duration High Income Fund | Rule 144A Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

CrossingBridge Low Duration High Income Fund | SPACs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
SPACs Risk. The Fund invests in equity securities of SPACs, which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable. The market perception of a SPAC’s ability to complete a business combination could materially impact the market value of the SPAC’s securities. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices.
CrossingBridge Low Duration High Income Fund | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tax Risk. The Fund’s investment strategies, specifically its investments in Derivatives, may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

CrossingBridge Low Duration High Income Fund | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Risk. The value of the Derivative instruments the Fund uses may not correlate to (or track) the values of the underlying securities. When used for hedging purposes, lack of correlation between price or rate movements of the Derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to risk of loss.

CrossingBridge Low Duration High Income Fund | Trade Versus Settlement Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Trade Versus Settlement Risk. The Fund may invest in securities that have varied settlement terms and dates. The longer the amount of time between trade date and settlement date the greater the risk that settlement will occur on a timely basis.

CrossingBridge Low Duration High Income Fund | Yankee Bond Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

CrossingBridge Low Duration High Income Fund | Zero Coupon Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

CrossingBridge Low Duration High Income Fund | ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.38%
5 Years	rr_AverageAnnualReturnYear05	5.27%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2018
CrossingBridge Low Duration High Income Fund | ICE BofA 0-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA 0-3 Year U.S. Treasury Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.47%
5 Years	rr_AverageAnnualReturnYear05	1.74%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2018
CrossingBridge Low Duration High Income Fund | ICE BofA 1-3 Year U.S. Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA 1-3 Year U.S. Corporate Bond Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	2.15%
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2018
CrossingBridge Low Duration High Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2018
CrossingBridge Low Duration High Income Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CBLDX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,096
Annual Return 2019	rr_AnnualReturn2019	3.50%	[3]
Annual Return 2020	rr_AnnualReturn2020	3.63%	[3]
Annual Return 2021	rr_AnnualReturn2021	7.35%	[3]
Annual Return 2022	rr_AnnualReturn2022	1.01%	[3]
Annual Return 2023	rr_AnnualReturn2023	7.63%	[3]
Annual Return 2024	rr_AnnualReturn2024	7.18%	[3]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.18%
5 Years	rr_AverageAnnualReturnYear05	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2018
CrossingBridge Low Duration High Income Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.16%
5 Years	rr_AverageAnnualReturnYear05	2.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
CrossingBridge Low Duration High Income Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
CrossingBridge Low Duration High Income Fund | Retail Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CBLVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	116
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	362
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	628
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,386
CrossingBridge Ultra-Short Duration Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CrossingBridge Ultra-Short Duration Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CrossingBridge Ultra-Short Duration Fund (“Ultra-Short Duration Fund” or the “Fund”) seeks to offer a higher yield than cash instruments while maintaining a low duration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 154.21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	154.21%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through January 31, 2026.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to offer a higher yield than cash instruments while maintaining a low duration by investing primarily in fixed income securities consistent with capital preservation. The Fund defines fixed income securities to include: bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments, mortgage- and asset-backed securities, Rule 144A fixed income securities, zero coupon securities, sovereign debt and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities, preferred stock and fixed income-like equities. Convertible bonds, preferred stocks, and fixed income-like equities (e.g., special purpose acquisition companies (“SPACs”)) provide interest income and/or the potential for capital appreciation while having an effective maturity. Floating-rate securities provide interest income that can increase or decrease with interest rates. The Fund invests in individual fixed income securities without restriction as to issuer credit quality, capitalization or security maturity. Though the Fund can invest in securities domiciled in foreign countries and denominated in foreign currencies, the Fund invests primarily in securities denominated in U.S. dollars issued by issuers domiciled in developed markets. The Fund may invest up to 100% of its assets in lower-quality fixed income securities — commonly known as “high yield” or “junk” bonds. Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P Global Ratings Services (“S&P”) (“S&P”). The Adviser believes these investments are consistent with the preservation of capital. The Fund may invest in companies that are in default, subject to bankruptcy or reorganization.
The Adviser seeks to manage interest rate, default and currency risks. The Adviser manages interest rate risk by maintaining, under normal market conditions, an average portfolio duration of 1.0 or less by investing in short-term, medium-term and floating rate securities. The stated maturity for a fixed income security may be longer than its expected maturity used for the portfolio duration calculation. The stated maturity may differ from the expected maturity as a result of market conditions or corporate actions (such as a change of control ‘put’ provision or corporate redemption feature). Duration is a measure of sensitivity of a security’s price to changes in interest rates. For example, a security with a duration of 1.0 would be expected to decrease in price 1% for every 1% rise in interest rates (the inverse is true as well).
The Adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the Adviser’s credit analysis of each issuer. The Adviser may also select securities that are in default, subject to bankruptcy or reorganization where the Adviser believes the risks to be consistent with capital preservation, based on the Adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value.
The Adviser manages foreign currency risk by investing primarily in securities denominated in U.S. dollars, such as Yankee bonds. If the Fund were to invest in foreign currency denominated securities, the Fund restricts such activity to less than 35% of the Fund’s total assets. When deemed appropriate, the Adviser may hedge the foreign currency exposure typically, and primarily, with forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties.
The Adviser may engage in active and frequent trading, resulting in a high portfolio turnover rate, to achieve the Fund’s investment objective.

There is no assurance that the Fund will achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest up to 100% of its assets in lower-quality fixed income securities — commonly known as “high yield” or “junk” bonds. Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P Global Ratings Services (“S&P”) (“S&P”). The Adviser believes these investments are consistent with the preservation of capital. The Fund may invest in companies that are in default, subject to bankruptcy or reorganization.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Updated performance information is available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-898-2780
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crossingbridgefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter was 1.70% (for the quarter ended December 31, 2023) and the worst performance was 0.00% (for the quarter ended March 31, 2022).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

CrossingBridge Ultra-Short Duration Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
CrossingBridge Ultra-Short Duration Fund | Asset-Backed And Mortgage-Backed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations. Asset-backed and mortgage-backed securities are also subject to extension risk, the risk that rising interest rates could cause prepayments to decrease, extending the life of asset-backed and mortgage-backed securities with lower payment rates.
CrossingBridge Ultra-Short Duration Fund | Bank Loans Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Bank Loans Risk. The Fund’s investments in secured and unsecured assignments and/or participations in bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund, therefore, may be forced to sell other assets at a loss to pay redemption proceeds. A significant portion of bank loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower and fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. The Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans. The secondary market for bank loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund may hold cash, sell investments or temporarily borrow from banks to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders. U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.
CrossingBridge Ultra-Short Duration Fund | Below Investment Grade Securities Risk (Commonly Referred To As “Junk” Bonds) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Below Investment Grade Securities Risks (commonly referred to as “junk” bonds). The Fund may invest up to 100% of its assets in fixed income instruments that are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by nationally recognized statistical rating organizations (“NRSROs”) and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.
CrossingBridge Ultra-Short Duration Fund | Convertible Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.
CrossingBridge Ultra-Short Duration Fund | Corporate Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Corporate Events Risk. Corporate events risk is the risk that a corporate transaction or opportunity will not occur, or a natural disaster or regulatory change will cause an abrupt downgrade in a corporate bond which may lower the Fund’s performance.
CrossingBridge Ultra-Short Duration Fund | Credit-Related Instruments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit-Related Instruments Risk. Interest rates may go up resulting in a decrease in the value of the securities held by the Fund. Interest rates have risen from historically low levels, and may rise further. A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time, particularly during periods of market turmoil, and may also make these securities difficult to value.
CrossingBridge Ultra-Short Duration Fund | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Debt portfolios are subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.
CrossingBridge Ultra-Short Duration Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the
Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
CrossingBridge Ultra-Short Duration Fund | Distressed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Distressed Securities Risk. The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s original investment. Under such circumstances, the returns generated from the Fund’s investments in distressed securities may not adequately compensate for the risks assumed. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.
CrossingBridge Ultra-Short Duration Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund may invest in income producing equity securities. Although investments in income producing equity securities are considered safer than equity securities in general, and equities historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.
CrossingBridge Ultra-Short Duration Fund | Fixed Income Securities Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fixed Income Securities Market Risk. Difficult conditions in the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for fixed income securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for fixed income securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

In the event of a severe market contraction precipitated by general market turmoil, economic conditions, changes in prevailing interest rates or otherwise, coupled with extraordinary levels of Fund shareholder redemption requests, the Fund may have to consider selling its holdings at a loss including at prices below the current value on the Fund’s books, borrowing money to satisfy redemption requests in accordance with the Fund’s borrowing policy or postponing payment of redemption requests for up to seven days or longer, as permitted by applicable law, or other extraordinary measures. In addition, if the Fund needed to sell large blocks of investments to meet shareholder redemption requests or to raise cash, those sales could further reduce prices, particularly for lower-rated and unrated securities.
In 2022 and 2023, the Federal Reserve increased interest rates in an effort to combat inflation which has resulted in periods of volatility. Additional interest rate changes may have adverse effects on investment, volatility and liquidity in the market for fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

CrossingBridge Ultra-Short Duration Fund | Fixed Income Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk. The Fund invests a significant portion of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk. Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.
CrossingBridge Ultra-Short Duration Fund | Floating Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Floating Rate Risk. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the Fund earns on its floating rate investments.
CrossingBridge Ultra-Short Duration Fund | Foreign Investments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Investments Risk. Investments in fixed income securities and instruments that are linked to fixed income securities (collectively, “Credit-Related Instruments”) of foreign issuers involve certain risks not generally associated with investments in the securities of U.S. issuers, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Income earned on foreign investments may be subject to foreign withholding taxes.
CrossingBridge Ultra-Short Duration Fund | Forward Currency Contracts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Forward Currency Contracts Risk. The Fund may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.
CrossingBridge Ultra-Short Duration Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
CrossingBridge Ultra-Short Duration Fund | Government Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises). Securities issued by agencies and instrumentalities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing entity.
CrossingBridge Ultra-Short Duration Fund | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Rate Risk. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
CrossingBridge Ultra-Short Duration Fund | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The prices of securities in general and fixed income securities in particular tend to be sensitive to interest rate fluctuations. Increases in interest rates can result in significant declines in the prices of fixed income securities. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The negative impact on fixed income securities generally from rate increases, regardless of the cause, could be swift and significant, which could result in losses by the Fund, even if anticipated by the Adviser.
CrossingBridge Ultra-Short Duration Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.
CrossingBridge Ultra-Short Duration Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
CrossingBridge Ultra-Short Duration Fund | Preferred Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.
CrossingBridge Ultra-Short Duration Fund | Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.
CrossingBridge Ultra-Short Duration Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
CrossingBridge Ultra-Short Duration Fund | Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.
CrossingBridge Ultra-Short Duration Fund | Rule 144A Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.
CrossingBridge Ultra-Short Duration Fund | Sovereign Debt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy, or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
CrossingBridge Ultra-Short Duration Fund | SPACs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	SPACs Risk. The Fund invests in equity securities of SPACs, which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable. The market perception of a SPAC’s ability to complete a business combination could materially impact the market value of the SPAC’s securities. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices.
CrossingBridge Ultra-Short Duration Fund | Trade Versus Settlement Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trade Versus Settlement Risk. The Fund may invest in securities that have varied settlement terms and dates. The longer the amount of time between trade date and settlement date the greater the risk that settlement will occur on a timely basis.
CrossingBridge Ultra-Short Duration Fund | Yankee Bond Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.
CrossingBridge Ultra-Short Duration Fund | Zero Coupon Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.
CrossingBridge Ultra-Short Duration Fund | ICE BofA 0-1 Year U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA 0-1 Year U.S. Corporate Bond Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.74%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
CrossingBridge Ultra-Short Duration Fund | ICE BofA 0-1 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA 0-1 Year U.S. Treasury Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
CrossingBridge Ultra-Short Duration Fund | ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
CrossingBridge Ultra-Short Duration Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
CrossingBridge Ultra-Short Duration Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CBUDX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.10%	[4]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%	[5],[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	544
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,216
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	544
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,216
Annual Return 2022	rr_AnnualReturn2022	2.45%
Annual Return 2023	rr_AnnualReturn2023	5.65%
Annual Return 2024	rr_AnnualReturn2024	5.81%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
CrossingBridge Ultra-Short Duration Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
CrossingBridge Ultra-Short Duration Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
CrossingBridge Responsible Credit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CrossingBridge Responsible Credit Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CrossingBridge Responsible Credit Fund (“Responsible Credit Fund” or the “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 151.44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	151.44%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through January 31,
2026.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing primarily in fixed income securities while actively managing interest rate and default risks. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities and other credit-related instruments that meet the Adviser’s responsible investing criteria.
Investment decisions for the Fund are made by the Adviser based on a bottom-up analysis of an issuer’s business model, quantitative and qualitative factors, as well as the Adviser’s “responsible investing criteria” (i.e., specific exclusionary and inclusionary criteria based on environmental, social and governance (“ESG”) standards). The Adviser utilizes a proprietary matrix to measure an issuer’s ESG engagement. The Adviser’s proprietary matrix sets a minimum threshold level that must be achieved for an issuer’s securities or other instruments to satisfy the Fund’s responsible investing criteria. The Adviser sources information relating to its responsible investing criteria from publicly-available resources such as financial filings, presentations, news articles, and management discussions. The Adviser monitors an issuer’s conformity to its responsible investing criteria and each holding will be formally reviewed by the Adviser at least annually.

The Adviser believes that ESG industry standards will evolve over time, and such standards will continue to enhance the Adviser’s ability to identify and measure behaviors. The Adviser believes that certain products and business practices of an issuer may be detrimental and incompatible with mainstream views of responsible investing. Therefore, certain exclusionary criteria are applied by the Adviser as a first step in determining an individual investment’s suitability for the Fund. Issuers whose business is primarily engaged in one of the following activities will be excluded from the Fund:

•Weapons;
•Tobacco;
•Alcohol and Marijuana (for Recreational Purposes);
•Gambling;
•Pornography/Adult Entertainment;
•Certain Fossil Fuels (including Coal Mining and Fracking Exploration);
•Nuclear Fission (typically Power Plants);
•International Norms Violations; and
•Corporations or Sovereign Entities not adhering to the United Nations Global Compact Principles and the Organization for Economic Co-operation and Development (OECD) Guidelines for Multi-National Enterprises.
The Adviser considers any issuer whose business generates 10% or more of its revenues from one of the activities noted above to be “primarily engaged” in such activities and subject to exclusion. The Adviser may expand the list of exclusionary activities from time to time. The Adviser applies its exclusionary criteria to any investment considered for inclusion in the Fund’s portfolio.

The Adviser believes that applying an exclusionary screen to issuers that are non-conforming to its ESG standards is an important first step, but believes it is also important to integrate those issuers that have a positive ESG impact or ESG mindfulness that meet the Adviser’s inclusionary criteria described in the objectives below. The Adviser believes that responsible issuers can reward shareholders while being mindful of their ESG impact. As a responsible investor, the Adviser seeks to invest with issuers providing positive leadership in the pursuit of the following objectives:

Environmental Objectives:

•Reduce the negative operational impact and practices on the environment;
•Reduce the use of scarce resources;
•Reduce carbon emissions; and
•Pursue resource efficiency, sustainability, and innovation.

Social Objectives:

•Treat all constituencies in a proper and ethical manner;
•Address all constituencies in a fair and equitable manner;
•Promote health and well-being for all constituencies;
•Protect sensitive data for all constituencies;
•Market products in a sincere and factual approach;
•Provide employees with development and opportunity in an appropriate workplace; and
•Recognize barriers of underrepresented groups by supporting diversity and inclusion.

Governance Objectives:

•Independent members of an issuers Board that provide checks and balances;
•Diversification of backgrounds, skills, and philosophy among an issuers Board or executive officers;
•Promote transparency and communication;
•Exercise and supports law abidingness externally and from within;
•Develop programs to measure and improve environmental impact and social practices;
•Respect lenders rights and value similarly to shareholders; and
•Advocate ethical standards in operations and dealings with customers, employees, regulators, business partners and the greater community.

At least 80% of the Fund’s assets will be comprised of investments of issuers satisfying the Adviser’s minimum threshold for the inclusionary criteria. The Adviser deems governmental securities of G7 countries (Canada, France, Germany, Italy, Japan, the United Kingdom and the United States) to be of the highest ESG quality. Governmental securities of non-G7 countries will be evaluated by the Adviser on a case-by-case basis for inclusion in the Fund’s investment portfolio.

The Fund defines fixed income securities to include: bills, notes, bonds, debentures, convertible bonds, loan participations, mortgage- and asset-backed securities, Rule 144A fixed income securities, zero coupon securities, syndicated loan assignments, sovereign debt and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities, commercial paper, preferred stock and fixed income-like equities.
Convertible bonds, preferred stocks, and fixed income-like equities (e.g. special purpose acquisition companies (“SPACs”)) provide interest income and/or the potential for capital appreciation while having an effective maturity. Floating-rate securities provide interest income that can increase or decrease with interest rates. The Fund invests in individual fixed income securities without restriction as to issuer credit quality, capitalization or security maturity. The Fund may invest up to 100% of its assets in lower-quality fixed income securities — commonly known as “high yield” or “junk” bonds. Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization. High yield bonds have a higher expected rate of default than higher quality bonds.
The Adviser seeks to manage duration, currency, and default risks. Although the Adviser will take macro factors into consideration, the portfolio duration is primarily driven by bottom-up investment opportunities. Under normal market conditions, the Adviser will generally pursue a portfolio duration of 2.0 to 4.0. Duration is a measure of sensitivity of a security’s price to changes in interest rates. For example, a security with a duration of 2.0 would be expected to decrease in price 2% for every 1% rise in interest rates (the inverse is true as well).
The Adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the Adviser’s credit analysis of each issuer. The Adviser may also select securities that are in default, subject to bankruptcy or reorganization where the Adviser believes the risks to be consistent with capital preservation, based on the Adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value.
The Adviser manages foreign currency risk by investing primarily in securities denominated in U.S. dollars, such as Yankee bonds. If the Fund were to invest in foreign currency denominated securities, the Fund restricts such activity to less than 35% of the Fund’s total assets. When deemed appropriate, the Adviser may hedge the foreign currency exposure typically, and primarily, with forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. However, the adviser manages the impact of the risk of each investment by a considered analysis of appropriate sizing and portfolio diversification.
The Fund may engage in active trading of its portfolio, resulting in a high turnover rate.
There is no assurance that the Fund will achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest up to 100% of its assets in lower-quality fixed income securities — commonly known as “high yield” or “junk” bonds. Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-898-2780
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crossingbridgefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter was 2.89% (for the quarter ended September 30, 2023) and the worst performance was -1.62% (for the quarter ended June 30, 2022).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.62%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
CrossingBridge Responsible Credit Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
CrossingBridge Responsible Credit Fund | Asset-Backed And Mortgage-Backed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations. Asset-backed and mortgage-backed securities are also subject to extension risk, the risk that rising interest rates could cause prepayments to decrease, extending the life of asset-backed and mortgage-backed securities with lower payment rates.
CrossingBridge Responsible Credit Fund | Bank Loans Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Bank Loans Risk. The Fund’s investments in secured and unsecured assignments and/or participations in bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund, therefore, may be forced to sell other assets at a loss to pay redemption proceeds. A significant portion of bank loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower and fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. The Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans. The secondary market for bank loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund may hold cash, sell investments or temporarily borrow from banks to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders. U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.
CrossingBridge Responsible Credit Fund | Below Investment Grade Securities Risk (Commonly Referred To As “Junk” Bonds) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Below Investment Grade Securities Risks (commonly referred to as “junk” bonds). The Fund may invest up to 100% of its assets in fixed income instruments that are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by nationally recognized statistical rating organizations (“NRSROs”) and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.
CrossingBridge Responsible Credit Fund | Convertible Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.
CrossingBridge Responsible Credit Fund | Corporate Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Corporate Events Risk. Corporate events risk is the risk that a corporate transaction or opportunity will not occur, or a natural disaster or regulatory change will cause an abrupt downgrade in a corporate bond which may lower the Fund’s performance.
CrossingBridge Responsible Credit Fund | Credit-Related Instruments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit-Related Instruments Risk. Interest rates may go up resulting in a decrease in the value of the securities held by the Fund. Interest rates have risen from historically low levels, and may rise further. A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time, particularly during periods of market turmoil, and may also make these securities difficult to value.
CrossingBridge Responsible Credit Fund | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Debt portfolios are subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.
CrossingBridge Responsible Credit Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
CrossingBridge Responsible Credit Fund | Distressed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Distressed Securities Risk. The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s original investment. Under such circumstances, the returns generated from the Fund’s investments in distressed securities may not adequately compensate for the risks assumed. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.
CrossingBridge Responsible Credit Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Fund may invest in income producing equity securities. Although investments in income producing equity securities are considered safer than equity securities in general, and equities historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.
CrossingBridge Responsible Credit Fund | ESG Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ESG Investment Risk. The Fund’s focus on sustainability considerations (ESG criteria) may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations.
CrossingBridge Responsible Credit Fund | Fixed Income Securities Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fixed Income Securities Market Risk. Difficult conditions in the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for fixed income securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for fixed income securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

In the event of a severe market contraction precipitated by general market turmoil, economic conditions, changes in prevailing interest rates or otherwise, coupled with extraordinary levels of Fund shareholder redemption requests, the Fund may have to consider selling its holdings at a loss including at prices below the current value on the Fund’s books, borrowing money to satisfy redemption requests in accordance with the Fund’s borrowing policy or postponing payment of redemption requests for up to seven days or longer, as permitted by applicable law, or other extraordinary measures. In addition, if the Fund needed to sell large blocks of investments to meet shareholder redemption requests or to raise cash, those sales could further reduce prices, particularly for lower-rated and unrated securities.
In 2022 and 2023, the Federal Reserve increased interest rates in an effort to combat inflation which has resulted in periods of volatility. Additional interest rate changes may have adverse effects on investment, volatility and liquidity in the market for fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.
CrossingBridge Responsible Credit Fund | Fixed Income Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk. The Fund invests a significant portion of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk. Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.
CrossingBridge Responsible Credit Fund | Floating Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Floating Rate Risk. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the Fund earns on its floating rate investments.
CrossingBridge Responsible Credit Fund | Foreign Investments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Investments Risk. Investments in fixed income securities and instruments that are linked to fixed income securities (collectively, “Credit-Related Instruments”) of foreign issuers involve certain risks not generally associated with investments in the securities of U.S. issuers, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Income earned on foreign investments may be subject to foreign withholding taxes.
CrossingBridge Responsible Credit Fund | Forward Currency Contracts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Forward Currency Contracts Risk. The Fund may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.
CrossingBridge Responsible Credit Fund | General Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
CrossingBridge Responsible Credit Fund | Government Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises). Securities issued by agencies and instrumentalities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing entity.
CrossingBridge Responsible Credit Fund | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Rate Risk. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
CrossingBridge Responsible Credit Fund | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The prices of securities in general and fixed income securities in particular tend to be sensitive to interest rate fluctuations. Increases in interest rates can result in significant declines in the prices of fixed income securities. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The negative impact on fixed income securities generally from rate increases, regardless of the cause, could be swift and significant, which could result in losses by the Fund, even if anticipated by the Adviser.
CrossingBridge Responsible Credit Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.
CrossingBridge Responsible Credit Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
CrossingBridge Responsible Credit Fund | Preferred Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.
CrossingBridge Responsible Credit Fund | Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.
CrossingBridge Responsible Credit Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in the obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value (“NAV”) and may make the Fund more volatile than more diversified funds.
CrossingBridge Responsible Credit Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
CrossingBridge Responsible Credit Fund | Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.
CrossingBridge Responsible Credit Fund | Rule 144A Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.
CrossingBridge Responsible Credit Fund | Sovereign Debt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy, or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
CrossingBridge Responsible Credit Fund | SPACs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	SPACs Risk. The Fund invests in equity securities of SPACs, which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable. The market perception of a SPAC’s ability to complete a business combination could materially impact the market value of the SPAC’s securities. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices.
CrossingBridge Responsible Credit Fund | Trade Versus Settlement Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Trade Versus Settlement Risk. The Fund may invest in securities that have varied settlement terms and dates. The longer the amount of time between trade date and settlement date the greater the risk that settlement will occur on a timely basis.
CrossingBridge Responsible Credit Fund | Yankee Bond Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.
CrossingBridge Responsible Credit Fund | Zero Coupon Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.
CrossingBridge Responsible Credit Fund | ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA U.S. High Yield Total Return Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.20%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
CrossingBridge Responsible Credit Fund | ICE BofA U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA U.S. Corporate Bond Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.76%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
CrossingBridge Responsible Credit Fund | ICE BofA 3-7 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA 3-7 Year U.S. Treasury Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.94%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
CrossingBridge Responsible Credit Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
CrossingBridge Responsible Credit Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CBRDX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.10%	[7]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.76%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%	[8],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	767
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,750
Annual Return 2022	rr_AnnualReturn2022	1.81%
Annual Return 2023	rr_AnnualReturn2023	7.97%
Annual Return 2024	rr_AnnualReturn2024	7.28%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2021
CrossingBridge Responsible Credit Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
CrossingBridge Responsible Credit Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.26%
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
RiverPark Strategic Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RiverPark Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RiverPark Strategic Income Fund (the “Strategic Income Fund” or the “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116.98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.98%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in both investment grade and non-investment grade debt, preferred stock, convertible bonds (i.e., debt securities that provide the Fund with a right or an obligation to exchange the debt security for a predetermined number of shares in the issuing company), bank loans, high yield bonds, mortgage- and asset-backed securities, special purpose acquisition companies (“SPACs”) and income producing equities (collectively, “Securities”) that CrossingBridge Advisors, LLC (the “Adviser”), the Fund’s investment adviser, deems appropriate for the Fund’s investment objective. The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities and income producing equities.

The Fund may invest up to 100% of its assets in fixed income securities. The fixed income securities in which the Fund will invest include fixed income securities of various credit qualities (i.e., investment grade and below investment grade (i.e., junk bonds)) and maturities (i.e., long-term, intermediate and short-term). The Fund may invest up to 100% of its assets in below investment grade fixed income securities. The Fund will invest in individual fixed income securities without restriction as to duration. The Fund’s investment in below investment grade fixed income securities may include distressed securities, which are fixed income securities issued by companies experiencing significant financial or business difficulties such as bankruptcy, reorganization or liquidation proceedings. The income producing equities that the Fund may invest in include those that either have a substantial dividend yield or the Adviser believes the issuing company will distribute significant assets over a certain period of time.

The Fund will invest primarily in U.S. dollar-denominated securities but may invest up to 35% of its assets in foreign fixed income securities including sovereign debt and foreign currency-denominated securities. The Fund may hedge the foreign currency exposure by investing in forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties. The Fund may also invest up to 35% of its assets in income producing equities. The Fund’s investments will be diversified across individual issuers and industries. The Fund, however, will invest without restriction as to issuer credit quality, or security maturity.

Although the Adviser will take macro factors (i.e., the effect of interest rates on the Fund’s investments) into consideration, the Fund’s portfolio construction is primarily driven by bottom-up investment analysis. This means that the Adviser looks at Securities on an individual basis to determine if a Security is an attractive investment opportunity and if it is consistent with the Fund’s investment objective. The Fund’s buy and sell decisions are driven by the Adviser’s investment process. The Fund may hold Securities until maturity but will sell a Security when the Adviser determines a Security is no longer an attractive investment opportunity consistent with the Fund’s investment objective, when a more attractive investment opportunity becomes available or to satisfy redemption requests. In addition, a Security may be purchased at a premium or discount and/or sold prior to maturity where the Adviser believes it is advantageous to do so. The Fund may invest up to 15% of the value of its total assets to effect short sales of securities, including up to 10% in short sales of exchange-traded funds (“ETFs”) to hedge the portfolio if the Adviser believes it is consistent with achieving the Fund’s investment objective. Other than for temporary purposes, the Fund will not borrow in order to gain leverage.

The Fund may engage in active trading of its portfolio, resulting in a high turnover rate.

There is no assurance that the Fund will achieve its investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities and income producing equities. The Fund may invest up to 100% of its assets in fixed income securities. The fixed income securities in which the Fund will invest include fixed income securities of various credit qualities (i.e., investment grade and below investment grade (i.e., junk bonds)) and maturities (i.e., long-term, intermediate and short-term). The Fund may invest up to 100% of its assets in below investment grade fixed income securities. The Fund will invest in individual fixed income securities without restriction as to duration. The Fund’s investment in below investment grade fixed income securities may include distressed securities, which are fixed income securities issued by companies experiencing significant financial or business difficulties such as bankruptcy, reorganization or liquidation proceedings. The income producing equities that the Fund may invest in include those that either have a substantial dividend yield or the Adviser believes the issuing company will distribute significant assets over a certain period of time.The Fund will invest primarily in U.S. dollar-denominated securities but may invest up to 35% of its assets in foreign fixed income securities including sovereign debt and foreign currency-denominated securities. The Fund may hedge the foreign currency exposure by investing in forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties. The Fund may also invest up to 35% of its assets in income producing equities. The Fund’s investments will be diversified across individual issuers and industries. The Fund, however, will invest without restriction as to issuer credit quality, or security maturity. Although the Adviser will take macro factors (i.e., the effect of interest rates on the Fund’s investments) into consideration, the Fund’s portfolio construction is primarily driven by bottom-up investment analysis. This means that the Adviser looks at Securities on an individual basis to determine if a Security is an attractive investment opportunity and if it is consistent with the Fund’s investment objective. The Fund’s buy and sell decisions are driven by the Adviser’s investment process. The Fund may hold Securities until maturity but will sell a Security when the Adviser determines a Security is no longer an attractive investment opportunity consistent with the Fund’s investment objective, when a more attractive investment opportunity becomes available or to satisfy redemption requests. In addition, a Security may be purchased at a premium or discount and/or sold prior to maturity where the Adviser believes it is advantageous to do so. The Fund may invest up to 15% of the value of its total assets to effect short sales of securities, including up to 10% in short sales of exchange-traded funds (“ETFs”) to hedge the portfolio if the Adviser believes it is consistent with achieving the Fund’s investment objective. Other than for temporary purposes, the Fund will not borrow in order to gain leverage.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	performance from year to year for Institutional Class shares. The Average Annual Total Returns table also demonstrates these risks by showing how average annual returns for the Fund’s Institutional Class and Retail Class shares for the one year, five year, and ten year periods compare with those of a broad measure of market performance, as well as three additional indices provided to show perspective on the market for fixed income securities.
Effective on May 12, 2023, the RiverPark Strategic Income Fund, a series of RiverPark Funds Trust (the “Predecessor Fund”) reorganized into the Fund, a newly-created series of the Trust (the “Reorganization”). For periods prior to the Reorganization, the performance figures for Institutional Class and Retail Class shares reflect the historical performance of the Institutional Class and Retail Class shares, respectively, of the Predecessor Fund. The Fund has adopted the performance and financial history of the Predecessor Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at 888-898-2780.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-898-2780
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crossingbridgefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The returns shown in the bar chart are for Institutional Class shares of the Fund. Retail Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Performance for Retail Class shares would be lower as expenses for Retail Class shares are higher.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter for the Fund’s Institutional Class shares was 9.83% (for the quarter ended June 30, 2020) and the worst performance for a quarter for the Fund’s Institutional Class shares was -12.86% (for the quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for Institutional Class shares only and after-tax returns for Retail Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown for Institutional Class shares only and after-tax returns for Retail Class shares will vary.
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
RiverPark Strategic Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
RiverPark Strategic Income Fund | Asset-Backed And Mortgage-Backed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations. Asset-backed and mortgage-backed securities are also subject to extension risk, the risk that rising interest rates could cause prepayments to decrease, extending the life of asset-backed and mortgage-backed securities with lower payment rates.
RiverPark Strategic Income Fund | Bank Loans Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Bank Loans Risk. The Fund’s investments in secured and unsecured assignments and/or participations in bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund, therefore, may be forced to sell other assets at a loss to pay redemption proceeds. A significant portion of bank loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower and fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. The Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans. The secondary market for bank loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle. The Fund may hold cash, sell investments or temporarily borrow from banks to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders. U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.
RiverPark Strategic Income Fund | Below Investment Grade Securities Risk (Commonly Referred To As “Junk” Bonds) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Below Investment Grade Securities Risks (commonly referred to as “junk” bonds). The Fund may invest up to 100% of its assets in fixed income instruments that are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by nationally recognized statistical rating organizations (“NRSROs”) and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.
RiverPark Strategic Income Fund | Convertible Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.
RiverPark Strategic Income Fund | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Debt portfolios are subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.
RiverPark Strategic Income Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
RiverPark Strategic Income Fund | Distressed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Distressed Securities Risk. The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s original investment. Under such circumstances, the returns generated from the Fund’s investments in distressed securities may not adequately compensate for the risks assumed. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.
RiverPark Strategic Income Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The Fund may invest in income producing equity securities. Although investments in income producing equity securities are considered safer than equity securities in general, and equities historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.
RiverPark Strategic Income Fund | Fixed Income Securities Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fixed Income Securities Market Risk. Difficult conditions in the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for fixed income securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for fixed income securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.
In the event of a severe market contraction precipitated by general market turmoil, economic conditions, changes in prevailing interest rates or otherwise, coupled with extraordinary levels of Fund shareholder redemption requests, the Fund may have to consider selling its holdings at a loss including at prices below the current value on the Fund’s books, borrowing money to satisfy redemption requests in accordance with the Fund’s borrowing policy or postponing payment of redemption requests for up to seven days or longer, as permitted by applicable law, or other extraordinary measures. In addition, if the Fund needed to sell large blocks of investments to meet shareholder redemption requests or to raise cash, those sales could further reduce prices, particularly for lower-rated and unrated securities.
In 2022 and 2023, the Federal Reserve increased interest rates in an effort to combat inflation which has resulted in periods of volatility. Additional interest rate changes may have adverse effects on investment, volatility and liquidity in the market for fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.
RiverPark Strategic Income Fund | Fixed Income Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fixed Income Securities Risk. The Fund invests a significant portion of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk. Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

RiverPark Strategic Income Fund | Foreign Investments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Investments Risk. Investments in fixed income securities and instruments that are linked to fixed income securities (collectively, “Credit-Related Instruments”) of foreign issuers involve certain risks not generally associated with investments in the securities of U.S. issuers, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-
sufficiency and balance of payments position. Income earned on foreign investments may be subject to foreign withholding taxes.
RiverPark Strategic Income Fund | Forward Currency Contracts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Forward Currency Contracts Risk. The Fund may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.
RiverPark Strategic Income Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
RiverPark Strategic Income Fund | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Rate Risk. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
RiverPark Strategic Income Fund | Illiquid Investments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Illiquid Investments Risk. Illiquid investments include any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or dispositions significantly changing the market value of the investment, and include repurchase agreements maturing in more than seven days. The Fund’s investments in certain types of fixed income securities such as bank loans, mortgage-backed securities and below investment grade fixed income securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid investments if market conditions develop that make such investments difficult to sell. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed income securities generally decline. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the Adviser or at prices approximating the value at which the Fund is carrying the securities.
RiverPark Strategic Income Fund | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The prices of securities in general and fixed income securities in particular tend to be sensitive to interest rate fluctuations. Increases in interest rates can result in significant declines in the prices of fixed income securities. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The negative impact on fixed income securities generally from rate increases, regardless of the cause, could be swift and significant, which could result in losses by the Fund, even if anticipated by the Adviser.
RiverPark Strategic Income Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
RiverPark Strategic Income Fund | Preferred Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.
RiverPark Strategic Income Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
RiverPark Strategic Income Fund | Short Sales Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Short Sales Risk. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).
RiverPark Strategic Income Fund | Sovereign Debt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy, or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
RiverPark Strategic Income Fund | SPACs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	SPACs Risk. The Fund invests in equity securities of SPACs, which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable. The market perception of a SPAC’s ability to complete a business combination could materially impact the market value of the SPAC’s securities. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices.
RiverPark Strategic Income Fund | ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA U.S. High Yield Total Return Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.20%
5 Years	rr_AverageAnnualReturnYear05	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
RiverPark Strategic Income Fund | ICE BofA U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA U.S. Corporate Bond Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.76%
5 Years	rr_AverageAnnualReturnYear05	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
RiverPark Strategic Income Fund | ICE BofA 3-7 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA 3-7 Year U.S. Treasury Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	0.18%
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
RiverPark Strategic Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%
RiverPark Strategic Income Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RSIIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.11%	[10]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[11]
Interest Expense and Dividends on Short Positions	ck0001141819_InterestExpenseAndDividendsOnShortPositions	0.15%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.06%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	337
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	585
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,294
Annual Return 2015	rr_AnnualReturn2015	(3.83%)	[12]
Annual Return 2016	rr_AnnualReturn2016	10.23%	[12]
Annual Return 2017	rr_AnnualReturn2017	4.84%	[12]
Annual Return 2018	rr_AnnualReturn2018	1.36%	[12]
Annual Return 2019	rr_AnnualReturn2019	3.51%	[12]
Annual Return 2020	rr_AnnualReturn2020	3.42%	[12]
Annual Return 2021	rr_AnnualReturn2021	11.60%	[12]
Annual Return 2022	rr_AnnualReturn2022	(3.30%)	[12]
Annual Return 2023	rr_AnnualReturn2023	9.62%	[12]
Annual Return 2024	rr_AnnualReturn2024	8.42%	[12]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.86%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.42%
5 Years	rr_AverageAnnualReturnYear05	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
RiverPark Strategic Income Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
RiverPark Strategic Income Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sales of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.94%
5 Years	rr_AverageAnnualReturnYear05	3.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
RiverPark Strategic Income Fund | Retail Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RSIVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.11%	[10]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%	[11]
Interest Expense and Dividends on Short Positions	ck0001141819_InterestExpenseAndDividendsOnShortPositions	0.13%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	412
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	713
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,568
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.15%
5 Years	rr_AverageAnnualReturnYear05	5.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
RiverPark Strategic Income Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NRDCX
CrossingBridge Nordic High Income Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CrossingBridge Nordic High Income Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CrossingBridge Nordic High Income Bond Fund (the “Nordic High Income Bond Fund” or the “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	t September 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced investment operations as of September 30, 2024, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through September 30, 2026.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, (plus the amount of any borrowings for investment purposes) in income producing bonds that are issued, originated, or underwritten out of the Nordic Countries (as defined below). The Adviser considers the Nordic Countries to be Denmark, Finland, Iceland, Norway and Sweden. The Adviser will construct the Fund’s portfolio by investing in corporate bonds including, but not limited to, fixed or floating rate bonds, zero-coupon bonds and convertible bonds, and bonds issued by governments, government agencies or government instrumentalities of the Nordic Countries.

The Fund invests in individual securities without restriction as to issuer credit quality, capitalization, security maturity, or currency-denomination. The Fund may invest up to 100% of its assets in lower-quality bonds — commonly known as “high yield” or “junk” bonds. Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization. High yield bonds have a higher expected rate of default than higher quality bonds. The Fund will invest in both bonds that are secured by the assets of the issuer and unsecured bonds. The Fund may invest in privately placed bonds that may be resold to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). The Fund may also invest up to 100% of its total assets in foreign currency denominated securities.

The Adviser seeks to manage default and currency risks. The Adviser seeks to manage default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the Adviser’s credit analysis of each issuer. The Adviser may also select securities that are in default, subject to bankruptcy or reorganization where the Adviser believes the risks to be consistent with capital preservation, based on the Adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value.

The Adviser seeks to manage currency risk, when appropriate, by hedging foreign currency exposure typically, and primarily, with forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties. The Fund may also manage currency risk by investing in bonds denominated in U.S. dollars, such as Yankee bonds.

The Fund’s investments in derivative instruments, specifically options, swap agreements and forward currency contracts (collectively, “Derivatives”) are generally used to reduce exposure to, or “hedge” against, market volatilities and other risks. The Fund may also use a Derivative rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to such asset class. The Fund will count the notional value of investments in derivative instruments towards compliance with the 80% investment policy discussed above, except that investments in derivative instruments for the purpose of hedging foreign currency risk will not be counted towards the 80% investment policy.

The Fund will sell an investment during portfolio rebalancing periods when the Fund’s holdings in that investment are larger than the allocation suggested by the Adviser’s investment models or when a more attractive investment becomes available. The Adviser may engage in active trading of the Fund’s portfolio investments, resulting in a high portfolio turnover rate, to achieve the Fund’s investment objective.
There is no assurance the Fund will achieve its investment objective.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, (plus the amount of any borrowings for investment purposes) in income producing bonds that are issued, originated, or underwritten out of the Nordic Countries (as defined below)
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 839-2800
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crossingbridgefunds.com
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown in the Prospectus. Updated performance information will be available on the Fund’s website at www.crossingbridgefunds.com or by calling the Fund toll-free at (855) 839-2800.

CrossingBridge Nordic High Income Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
CrossingBridge Nordic High Income Bond Fund | Below Investment Grade Securities Risk (Commonly Referred To As “Junk” Bonds) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Below Investment Grade Securities Risks (commonly referred to as “junk” bonds). The Fund may invest up to 100% of its assets in fixed income instruments that are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by nationally recognized statistical rating organizations (“NRSROs”) and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and ask prices of such securities may be greater than those prevailing in other securities markets. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

CrossingBridge Nordic High Income Bond Fund | Convertible Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Convertible Securities Risk. A convertible security is a fixed income security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

CrossingBridge Nordic High Income Bond Fund | Corporate Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Corporate Events Risk. Corporate events risk is the risk that a corporate transaction or opportunity will not occur, or a natural disaster or regulatory change will cause an abrupt downgrade in a corporate bond which may lower the Fund’s performance.

CrossingBridge Nordic High Income Bond Fund | Counterparty Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements or Derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

CrossingBridge Nordic High Income Bond Fund | Credit-Related Instruments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Credit-Related Instruments Risk. Interest rates may go up resulting in a decrease in the value of the securities held by the Fund. Interest rates have risen from historically low levels, and may rise further. A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time, particularly during periods of market turmoil, and may also make these securities difficult to value.

CrossingBridge Nordic High Income Bond Fund | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Credit Risk. Debt portfolios are subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.

CrossingBridge Nordic High Income Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk. With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

CrossingBridge Nordic High Income Bond Fund | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The Fund’s use of swap contracts and options involves risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. To the extent the Fund invests in Derivatives, the risks below may affect its performance:

Interest Rate Risk. Underlying investments may lose value due to interest rate changes.

Liquidity Risk. The Fund may not be able to sell or close out a Derivative instrument.

Options Risk. Options contracts may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

Swap Agreements Risk. A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

CrossingBridge Nordic High Income Bond Fund | Derivatives Risk, Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Underlying investments may lose value due to interest rate changes.
CrossingBridge Nordic High Income Bond Fund | Derivatives Risk, Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund may not be able to sell or close out a Derivative instrument.
CrossingBridge Nordic High Income Bond Fund | Derivatives Risk, Options Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Options Risk. Options contracts may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

CrossingBridge Nordic High Income Bond Fund | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Swap Agreements Risk. A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.
CrossingBridge Nordic High Income Bond Fund | Distressed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Distressed Securities Risk. The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s original investment. Under such circumstances, the returns generated from the Fund’s investments in distressed securities may not adequately compensate for the risks assumed. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.

CrossingBridge Nordic High Income Bond Fund | Fixed Income Securities Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fixed Income Securities Market Risk. Difficult conditions in the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for fixed income securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for fixed income securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Adviser may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.
In the event of a severe market contraction precipitated by general market turmoil, economic conditions, changes in prevailing interest rates or otherwise, coupled with extraordinary levels of Fund shareholder redemption requests, the Fund may have to consider selling its holdings at a loss including at prices below the current value on the Fund’s books, borrowing money to satisfy redemption requests in accordance with the Fund’s borrowing policy or postponing payment of redemption requests for up to seven days or longer, as permitted by applicable law, or other extraordinary measures. In addition, if the Fund needed to sell large blocks of investments to meet shareholder redemption requests or to raise cash, those sales could further reduce prices, particularly for lower-rated and unrated securities.
In 2022 and 2023, the Federal Reserve increased interest rates in an effort to combat inflation which has resulted in periods of volatility. Additional interest rate changes may have adverse effects on investment, volatility and liquidity in the market for fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

CrossingBridge Nordic High Income Bond Fund | Fixed Income Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fixed Income Securities Risk. The Fund invests in bonds. Bonds are subject to credit risk and market risk, including interest rate risk. Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of bonds in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

CrossingBridge Nordic High Income Bond Fund | Floating Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Floating Rate Risk. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the Fund earns on its floating rate investments.

CrossingBridge Nordic High Income Bond Fund | Foreign Investments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Investments Risk. Investments in bonds and instruments that are linked to fixed income securities (collectively, “Credit-Related Instruments”) of foreign issuers involve certain risks not generally associated with investments in the securities of U.S. issuers, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Income earned on foreign investments may be subject to foreign withholding taxes.

CrossingBridge Nordic High Income Bond Fund | Forward Currency Contracts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Forward Currency Contracts Risk. The Fund may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

CrossingBridge Nordic High Income Bond Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
CrossingBridge Nordic High Income Bond Fund | Government Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Government Securities Risk. The Fund invests in securities issued or guaranteed by the Nordic Countries, their agencies and instrumentalities (including government-sponsored enterprises). Securities issued by agencies and instrumentalities may not be guaranteed or insured by the Nordic Countries and may only be supported by the credit of the issuing entity.

CrossingBridge Nordic High Income Bond Fund | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
High Portfolio Turnover Rate Risk. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

CrossingBridge Nordic High Income Bond Fund | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. The prices of securities in general and fixed income securities in particular tend to be sensitive to interest rate fluctuations. Increases in interest rates can result in significant declines in the prices of fixed income securities. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. The negative impact on fixed income securities generally from rate increases, regardless of the cause, could be swift and significant, which could result in losses by the Fund, even if anticipated by the Adviser.

CrossingBridge Nordic High Income Bond Fund | Leverage Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk. Derivatives may create economic leverage and can result in losses to the Fund that exceed the original amount invested.
CrossingBridge Nordic High Income Bond Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.
CrossingBridge Nordic High Income Bond Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

CrossingBridge Nordic High Income Bond Fund | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a recently organized, management investment company with a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There is also a risk that the Fund will not grow to or maintain an economically viable size, in which case it could ultimately liquidate without shareholder approval.

CrossingBridge Nordic High Income Bond Fund | Nordic Countries Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Nordic Countries Risk. Investments in issuers of the Nordic Countries may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to each of the Nordic Countries. The economies of the Nordic Countries are heavily dependent on natural resources and trade amongst one another and with the members of the European Union. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. The Nordic Countries have historically maintained generous welfare programs. Such welfare programs can negatively impact the economies of the Nordic Countries by causing increased government spending, higher production costs and lower productivity.
CrossingBridge Nordic High Income Bond Fund | Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. The risk that the issuer of a debt security repays all or a portion of the principal prior to the security’s maturity therefore resulting in lower yields to shareholders of the Fund. The Fund may be unable to re-invest the proceeds in an investment with as great a yield.
CrossingBridge Nordic High Income Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and armed conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
CrossingBridge Nordic High Income Bond Fund | Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.

CrossingBridge Nordic High Income Bond Fund | Rule 144A Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Rule 144A Securities Risk. The market for Rule 144A Securities typically is less active than the market for publicly-traded securities. Rule 144A Securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

CrossingBridge Nordic High Income Bond Fund | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tax Risk. The Fund’s investment strategies, specifically its investments in Derivatives, may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

CrossingBridge Nordic High Income Bond Fund | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Risk. The value of the Derivative instruments the Fund uses may not correlate to (or track) the values of the underlying securities. When used for hedging purposes, lack of correlation between price or rate movements of the Derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to risk of loss.

CrossingBridge Nordic High Income Bond Fund | Trade Versus Settlement Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Trade Versus Settlement Risk. The Fund may invest in securities that have varied settlement terms and dates. The longer the amount of time between trade date and settlement date the greater the risk that settlement will occur on a timely basis.

CrossingBridge Nordic High Income Bond Fund | Yankee Bond Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

CrossingBridge Nordic High Income Bond Fund | Zero-Coupon Bond Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Zero-Coupon Bond Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently.

CrossingBridge Nordic High Income Bond Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.10%	[13]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%	[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%	[14],[15]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 315

[1]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee up to 0.15% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.10% of the Fund’s average daily net assets; however, the fee may be increased to 0.15% of the Fund’s average daily net assets at any time. Shareholder servicing plan fees reflect the current amounts charged to the Fund.
[2]	Other Expenses includes acquired fund fees and expenses (“AFFE”), which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets figures found within the “Financial Highlights” section of the Prospectus, which reflects the direct operating expenses of the Fund and does not include indirect expenses, such as AFFE. Total Annual Fund Operating Expenses also will not correlate to the Ratio of Expenses to Average Net Assets because the shareholder servicing plan fees above reflect the current amounts charged to the Fund.
[3]	The returns shown in the bar chart are for Institutional Class shares of the Fund. Retail Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Performance for Retail Class shares would be lower as expenses for Retail Class shares are higher.
[4]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee up to 0.15% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.10% of the Fund’s average daily net assets; however, the fee may be increased to 0.15% of the Fund’s average daily net assets at any time.
[5]	Other Expenses includes acquired fund fees and expenses (“AFFE”), which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown in the above table will differ from the Ratio of Expenses to Average Net Assets figures found within the “Financial Highlights” section of the Prospectus, which reflects the direct operating expenses of the Fund and does not include indirect expenses, such as AFFE.
[6]	Pursuant to an operating expense limitation agreement between CrossingBridge Advisors, LLC (the “Adviser”), the Fund’s investment adviser, and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund) interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively “Excluded Expenses”)) do not exceed 0.80% of the Fund’s average annual net assets, through at least January 31, 2026. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be greater than 0.80%. The operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.
[7]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee up to 0.15% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.10% of the Fund’s average daily net assets; however, the fee may be increased to 0.15% of the Fund’s average daily net assets at any time.
[8]	Other Expenses include acquired fund fees and expenses (“AFFE”), which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown in the above table will differ from the Ratio of Expenses to Average Net Assets figures found within the “Financial Highlights” section of the Prospectus, which reflects the direct operating expenses of the Fund and does not include indirect expenses, such as AFFE.
[9]	Pursuant to an operating expense limitation agreement between CrossingBridge Advisors, LLC (the “Adviser”), the Fund’s investment adviser, and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund) interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively “Excluded Expenses”)) do not exceed 0.80% of the Fund’s average annual net assets, through at least January 31, 2026. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be greater than 0.80%. The operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.
[10]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee up to 0.15% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.11% of the Fund’s average daily net assets; however, the fee may be increased to 0.15% of the Fund’s average daily net assets at any time.
[11]	Other Expenses includes acquired fund fees and expenses (“AFFE”), which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown in the above table will differ from the Ratio of Expenses to Average Net Assets figures found within the “Financial Highlights” section of the Prospectus, which reflects the direct operating expenses of the Fund and does not include indirect expenses, such as AFFE.
[12]	The returns shown in the bar chart are for Institutional Class shares of the Fund. Retail Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Performance for Retail Class shares would be lower as expenses for Retail Class shares are higher.
[13]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee up to 0.15% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.10% of the Fund’s average daily net assets; however, the fee may be increased to 0.15% of the Fund’s average daily net assets at any time.
[14]	Estimated for the Fund’s current fiscal year.
[15]	Pursuant to an operating expense limitation agreement between CrossingBridge Advisors, LLC (the “Adviser”), the Fund’s investment adviser, and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund) interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively “Excluded Expenses”)) do not exceed 0.85% of the Fund’s average annual net assets, through at least September 30, 2026. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be greater than 0.85%. The operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.